Commitments and Contingencies (Details) - Schedule of future minimum lease payments	Jun. 30, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2020 to June 2021	$ 299,189
July 2021 to June 2022	299,189
July 2022 to June 2023	998,391
July 2023 to June 2024	299,189
July 2024 to June 2025	299,189
Thereafter	2,559,766
Total	4,754,913
Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2020 to June 2021	224,027
July 2021 to June 2022	224,027
July 2022 to June 2023	923,229
July 2023 to June 2024	224,027
July 2024 to June 2025	224,027
Thereafter	2,315,489
Total	4,134,826
Finance Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2020 to June 2021	75,162
July 2021 to June 2022	75,162
July 2022 to June 2023	75,162
July 2023 to June 2024	75,162
July 2024 to June 2025	75,162
Thereafter	244,277
Total	$ 620,087